Investment Objectives and Goals - FPA Short Duration Government ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FPA SHORT DURATION GOVERNMENT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA Short Duration Government ETF (the "Fund") seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.